Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received

The following is a maturity analysis of the annual undiscounted cash flows to be received with respect to the Office Leases as of December 31, 2024:

2025	$974,622
2026	979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
Thereafter	3,158,279
Total	$8,229,335

Schedule of Operating Leases

The following table presents balances reported in our condensed consolidated statements of financial position related to our operating leases as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Right-of-use assets	$64,192,028	$66,293,751

Lease liabilities – current	$3,375,029	$4,969,959
Lease liabilities – non-current	9,618,423	10,438,555
Total lease liabilities	$12,993,452	$15,408,514

The following is a summary of supplemental information pertaining to our operating leases for the six months ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Cash payments for operating leases	$2,054,585	$44,927,899
Lease liabilities arising from obtaining right-of-use assets	$1,152,336	$5,688,671

The following table presents balances reported in our consolidated statements of financial position related to our operating leases as of December 31, 2024 and 2023:

	2024	2023
Right-of-use assets	$66,293,751	$11,907,557

Lease liabilities – current	$4,969,959	$3,474,199
Lease liabilities – non-current	10,438,555	9,594,373
Total lease liabilities	$15,408,514	$13,068,572

The following is a summary of supplemental information pertaining to our operating leases as of December 31, 2024, 2023 and 2022:

	2024	2023	2022
Weighted average remaining lease term (in years)	5.44	5.65	6.02
Weighted average discount rate	5.28%	4.69%	4.71%

Cash payments for operating leases	$47,136,626	$3,349,052	$1,665,561
Lease liabilities arising from obtaining right-of-use assets	$4,745,979	$3,584,020	$4,340,721

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid

The following is a maturity analysis of the annual undiscounted cash flows to be paid on operating leases as of December 31, 2024:

2025	$5,611,005
2026	3,277,749
2027	2,484,428
2028	1,373,566
2029	1,266,921
Thereafter	3,571,652
Total undiscounted operating lease payments	17,585,321
Less: imputed interest	2,176,807
Present value of lease liabilities	$15,408,514